Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Lease liabilities [abstract]
Schedule of Lease liability
The analysis of lease liabilities is presented below:

	December 31, 2024	December 31, 2023
	$	$
As at January 1, 2024	1,787,702	395,880
Additions	225,761	1,677,918
Interest accretion on lease liability	86,407	52,075
Payments	(534,055)	(338,171)
Foreign exchange impact	(147,119)	-
As at December 31, 2024	1,418,696	1,787,702

Current	617,648	602,557
Non-current	801,048	1,185,145
As at December 31, 2024	1,418,696	1,787,702

Schedule of Undiscounted Lease Payments
Shown below is the maturity analysis of the undiscounted minimum lease payments:

	December 31, 2024	December 31, 2023
	$	$
Undiscounted future lease payments

Less than 1 year	664,254	678,051
More than 1 year but less than 5 years	827,500	1,236,050
As at December 31, 2024	1,491,754	1,914,101